Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Corporate tax rate			35.00%
Re-measurement of deferred tax assets and liabilities	$ 42,400		$ 42,443
Net operating loss carryforward	334,300		334,300
Valuation allowance decrease			4,500
Deferred tax assets, net	105,152		105,152	$ 225,453
Unrecognized tax benefits	3,180		3,180	1,800	$ 2,717	$ 5,510
Unrecognized tax benefits, accrued interest and penalties	500		500	700
Accounts Payable and Accrued Expenses [Member]
Income Tax [Line Items]
Current taxes payable	4,200		4,200	$ 16,000
Other Assets [Member]
Income Tax [Line Items]
Current taxes receivable	$ 54,300		$ 54,300
Scenario Forecast [Member]
Income Tax [Line Items]
Corporate tax rate		21.00%